Capital Structure	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Capital Structure
9.	Capital Structure

(a)	Common Stock:

Under the amended and restated articles of incorporation, the Company's authorized common stock consists of 755,000,000 shares of common stock, par value $0.001 per share, divided into 750,000,000 Class A common shares and 5,000,000 Class B common shares.

Each holder of Class A common shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of Class A common shares are entitled to receive ratably all dividends, if any, declared by the Company's Board of Directors out of funds legally available for dividends. Upon dissolution, liquidation or sale of all or substantially all of the Company's assets, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, Class A common shareholders are entitled to receive pro rata the Company's remaining assets available for distribution. Holders of Class A common shares do not have conversion, redemption or pre-emptive rights.

Effective March 1, 2016, the Company effectuated a 38-for-1 reverse stock split on its issued and outstanding Class A common shares, which resulted in issuance of 6,092 Class A common shares to settle fractional shares adjustments. All share and per share amounts disclosed in the consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

On February 18, 2014, the Company completed a public offering of 178,553 of its Class A common shares at $237.50 per share, including the full exercise of the over-allotment option granted to the underwriters to purchase up to 23,290 additional common shares. The net proceeds from the offering amounted to $39,741,152, net of underwriting discounts and commissions and other offering expenses payable by the Company. In connection with the offering, effective February 18, 2014, 3,571 Class A common shares, representing the 2.0% of the 178,553 Class A common shares sold in the public offering, were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on February 18, 2014, was $880,015, which was recorded as share based compensation and is included in Management fees – related party in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2014.

On May 12, 2014, the Company’s Board of Directors authorized a share buyback program of up to $10,000,000 for a period of twelve months. Pursuant to the share buyback program, as of December 31, 2014, the Company had purchased and cancelled 790 of its common shares at an average price of $215.92 per share. Following the expiration of the twelve-month period, on May 12, 2015, the share buyback program was ended.

On September 4, 2015, the Company entered into an equity distribution agreement with Maxim Group LLC for the offer and sale of up to $4,000,000 of its Class A common shares. The Company may offer and sell the shares from time to time and at its discretion during the next twelve months. The net proceeds of this offering are expected to be used for general corporate purposes, which may include the payment of a portion of the outstanding contractual cost of the Company’s existing newbuilding vessels, and the repayment of debt. Under this offering, the Company proceeded with the sale and issuance of 9,461 Class A common shares. In connection with this offering, effective December 18, 2015, 190 Class A common shares were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on December 18, 2015, was $755, which was recorded as share based compensation and is included in Management Fees – related party in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2015.

During 2016, pursuant to the convertible notes, Notes exchange agreements and exchange offers, discussed in Note 7, 9,600,786 Class A common shares were issued. In addition, as discussed in Note 4, 550,000 Class A common shares were issued to Loretto.

As of December 31, 2015 and 2016, the Company had a total of 664,458 and 10,821,336 Class A common shares outstanding, respectively, and no other class of shares outstanding.

(b)	Preferred Stock:

Under the amended and restated articles of incorporation, the Company's authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.001 per share, and there was none issued and outstanding at December 31, 2015 and 2016.